8. CAPITAL AND RESERVES: Schedule of continuity of warrants (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of continuity of warrants

The continuity of warrants for the year ended December 31, 2025 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2024	Issued	Exercised	Expired	2025
February 28, 2025	$0.125	16,666,667	-	-	(16,666,667)	-
September 5, 2027	$0.100	10,000,000	-	-	-	10,000,000
December 29, 2028	$0.075	-	11,400,000	-	-	11,400,000
Outstanding		26,666,667	11,400,000	-	(16,666,667)	21,400,000
Weighted average exercise price		$0.116	$0.075	$Nil	$0.125	$0.087

As of December 31, 2025, the weighted average contractual life is 2.38 years (December 31, 2024 – 1.11 years).

The continuity of warrants for the year ended December 31, 2024 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2023	Issued	Exercised	Expired	2024
February 28, 2025	$0.125	16,666,667	-	-	-	16,666,667
September 5, 2027	$0.100	-	10,000,000	-	-	10,000,000
Outstanding		16,666,667	10,000,000	-	-	26,666,667
Weighted average exercise price		$0.125	$0.10	$Nil	$Nil	$0.116

The continuity of warrants for the year ended December 31, 2023 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2022	Issued	Exercised	Expired	2023
October 23, 2023	$0.20	4,219,641	-	-	(4,219,641)	-
February 28, 2025	$0.125	16,666,667	-	-	-	16,666,667
Outstanding		20,886,308	-	-	(4,219,641)	16,666,667
Weighted average exercise price		$0.14	$Nil	$Nil	$0.20	$0.125